Dreyfus
Small Cap Stock
Index Fund
Semi-Annual Report
April 30, 1998

Dreyfus Small Cap Stock Index Fund
-----------------------------------------------------------------------------

Letter to Shareholders

Dear Shareholder:

   We are pleased to provide you with this report for Dreyfus Small Cap Stock Index Fund for the six months ended April 30, 1998. Your Fund produced a total return of 12.82%.* This compares with a total return of 13.15% for the Standard & Poor's Small Cap 600 Index for the same period, which the Fund is designed to replicate.**

Economic Review

   Although real Gross Domestic Product (GDP) sustained a growth trend approaching 4% into the first quarter, incoming evidence suggests a shift to somewhat slower economic growth in coming months. Aggregate profit margins already have begun to narrow in some sectors. The conflicting pressures of a softening economy and a still tightening labor market have kept the Federal Reserve Board in neutral, although a bias favoring higher interest rates was resumed recently. Market interest rates have likewise stayed within a narrow range in recent months.

   While manufacturing has turned appreciably sluggish since year-end, this was overshadowed in the first quarter by a strong rebound in domestic demand. The industrial sector has been slowed by the strong dollar and by weak exports. However, with Asian economies still in turmoil, competition from Asian-made imports has emerged only gradually. The first quarter rebound in domestic demand was fueled primarily by strong housing market conditions and rising real household incomes.

   Rising real wages that have been such a boon to consumers in recent months may also be taking a toll on corporate profit margins. The first sign of profit pressure was seen last year as the dollar strengthened. This year, profit margins have eroded further due to weak exports and falling prices in some sectors. Accelerating wage growth that is apparent alongside limited pricing power may also prove a harbinger of profit margin erosion. Hence, a shift to slower economic growth that coexists with rising wage pressures creates a further risk to overall profit growth.

   The above pressures have kept Fed policy unchanged until now. However, policymakers seem more concerned about wage growth than economic strains, as evidenced by a recent shift towards a tightening bias. Although long-term bond yields were below year-ago levels at the end of April, substantially lower yields have proven difficult to attain in the absence of lower short- term rates. This, too, could restrain the economic growth rate.

Market Overview

   Equity prices during the six months ended April 30, 1998 continued to display considerable volatility, most of the time on the upside. Small- capitalization stocks moderately lagged both large-cap and mid-cap equities. Last November, the markets were still trying to recover from the financial crisis in Asia. As the months went by, however, the U.S. equity markets rebounded from that severe blow.

   Early in the new year, there were temporary setbacks due to worries about inflation and concern about the corporate profit outlook. By midwinter, however, the markets resumed their upward surge, which continued almost unbroken until interest rate jitters struck again in late April. This time the cause was a press report that the Fed was going to tilt its policy toward tightening credit.

   As it turned out, even that scare was short-lived and, as the month of May began, stock prices set new records once again, especially the stocks of the large-capitalized corporations.

   Despite the impressive gains in the broad market averages, it was not a market that would allow investors simply to sit back and relax. Some commentators had begun to refer to it as the "bubble market," a market that could inflate to record heights one week, yet the next week could be deflated just as quickly by unexpected national, international and corporate news.

   Now that most first-quarter corporate profits have been reported, it is apparent that the quarter saw a slowdown in total profits. While some analysts believe that there could be an increase in the growth of earnings in the second quarter and beyond, many skeptics believe such possible increases to be overoptimistic. The skeptics have cited several factors:

   *  possible  delayed  reaction  to  the  collapse  of  Asian  markets;
   * the ever-present possibility that the Fed could still raise interest rates;
   * the approaching shadow of the midterm elections next fall, with all the political acrimony they could bring.

   There was also the risk that Fed Chairman Greenspan might once again warn against excessive enthusiasm in the equity markets, as he did in late 1996 when he spoke of "irrational exuberance."

   In this atmosphere, wary investors were as quick to sell as to buy, depending on the ebb and flow of economic and political news. Volatility, it appeared, was a condition the markets would need to live with for some time to come, in rising as well as in falling markets.

   We very much appreciate your investment in this Fund.

                                                     Sincerely,

                                                     /S/ Steven A. Falci

                                                     Steven A. Falci
                                                     Portfolio Manager
May 26, 1998 New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid.
** SOURCE:  LIPPER ANALYTICAL SERVICES,  INC. -- The Standard & Poor's Small
   Cap 600 Index is a broad-based index of 600 companies with market capitalization generally ranging from the 50th percentile down to the 83rd percentile of the stock universe and is a widely accepted, unmanaged index of small cap stock market performance. The Fund holds stocks generally in the same proportion as each stock within the index itself. Therefore, the Fund's performance should closely match that of the index.

Dreyfus Small Cap Stock Index Fund
-----------------------------------------------------------------------------

Statement of Investments                           April 30, 1998 (Unaudited)

Shares       COMMON STOCKS -- 99%                                             Value
---------                                                               ----------------
            Basic Industries--6.1%
    1,350    AMCOL International....................................    $         18,478
    1,100    AptarGroup.............................................              68,750
    2,300 (a)Buckeye Technologies...................................              53,475
      400    Butler Manufacturing...................................              14,925
      600    Cambrex................................................              33,300
    1,600    Caraustar Industries...................................              54,800
    2,700    Champion Enterprises...................................              67,163
    1,000    ChemFirst..............................................              26,625
      700 (a)Dravo..................................................               7,175
    1,500    Geon...................................................              35,812
    1,600 (a)Griffon................................................              21,400
    2,000    Harland (John H.)......................................              35,625
    1,200    Hughes Supply..........................................              46,500
    1,300 (a)Insituform Technol, Cl. A..............................              15,113
      900    Juno Lighting..........................................              19,462
      500    Lawson Products........................................              12,625
    1,100    Lilly Industries, Cl. A................................              20,694
      700    Lone Star Industries...................................              57,837
    1,500    MacDermid..............................................              44,906
      800 (a)McWhorter Technololgies................................              20,800
    1,100    Medusa.................................................              67,650
    2,100    Mississippi Chemical...................................              38,063
    2,600 (a)Morrison Knudsen.......................................              31,037
    1,180    Myers Industries.......................................              29,353
    1,200    OM Group...............................................              53,175
    2,500    Oakwood Homes..........................................              70,469
      700    O'Sullivan.............................................               6,869
      600    Pope & Talbot..........................................               9,337
      700    Quaker Chemical........................................              13,869
      600    Republic Group.........................................              11,400
    1,100    Ryland Group...........................................              23,031
    1,000    Schweitzer-Mauduit International.......................              33,250
    1,100 (a)Scotts, Cl. A..........................................              40,150
    1,200 (a)Shorewood Packaging....................................              31,125
      500    Skyline................................................              15,188
    1,200 (a)Southern Energy Homes..................................              13,275
      600    Stone & Webster........................................              26,775
      600 (a)TETRA Technologies.....................................              14,362
    1,100    T J International......................................              34,238
      800    Tredegar Industries....................................              62,650
      800    Universal Forest Products..............................              14,300
    1,300    Valmont Industries.....................................              28,925
      500    Watsco.................................................              14,625
    1,200    Wynn's International...................................              27,000
                                                                              ----------
                                                                               1,385,581
                                                                              ----------
             Capital Spending--21.1%
    1,650    AAR.....................................................             43,209
    1,000    ABM Industries..........................................             28,938
    1,700    ADVO....................................................             48,662
    2,400    Acxiom..................................................             58,200
      800    Alliant Techsystems.....................................             51,150

Shares       COMMON STOCKS (continued)                                        Value
---------                                                               ----------------
             Capital Spending (continued)
      400    Amcast Industrial.......................................   $          8,625
    2,300    American Management Systems.............................             66,556
    1,200    Analysts International..................................             34,800
      400    Angelica................................................              8,800
    1,400    Applied Industrial Technologies.........................             35,525
    1,600    Applied Power, Cl. A....................................             59,800
      500    Aquarion................................................             16,219
    1,600    Arctic Cat..............................................             16,000
    3,000    Aspect Telecommunications...............................             86,250
      400    Astec Industries........................................             11,800
    1,800 (a)Auspex Systems..........................................             13,050
    1,700    BMC Industries..........................................             31,025
    1,500    BISYS Group.............................................             59,250
    1,733    Baldor Electric.........................................             45,491
    1,300 (a)BancTec.................................................             28,356
    1,200    Barnes Group............................................             37,575
    1,900 (a)Billing Concepts........................................             53,200
    1,800 (a)Boole & Babbage.........................................             43,200
    1,400    Brady (W.H.)............................................             42,700
    1,300 (a)Broderbund Software.....................................             23,238
    1,000 (a)CDI.....................................................             38,688
    2,700    CIBER...................................................             87,750
    1,650    CLARCOR.................................................             37,022
    1,100 (a)Catalina Marketing......................................             57,200
      300    Centigram Communications................................              3,975
    1,350    Central Parking.........................................             63,281
    1,600 (a)Cerner..................................................             47,700
    2,300    Cognex..................................................             55,631
    1,200    Computer Task Group.....................................             46,650
    2,480 (a)Comverse Technology.....................................            117,490
      600    Consumers Water.........................................             12,075
    1,500    Dames & Moore Group.....................................             19,219
    1,100    Daniel Industries.......................................             21,519
    2,100 (a)DeVRY...................................................             79,537
    1,000 (a)Dialogic................................................             37,375
      900 (a)Digi Inernational.......................................             23,963
      800 (a)Dionex..................................................             42,700
      600 (a)Electro Scientific Industries...........................             22,800
      500 (a)Electroglas.............................................              8,437
    1,300    Envoy...................................................             54,762
    1,200 (a)Etec Systems............................................             68,100
      800 (a)Express Scripts, Cl. A..................................             64,000
      800    Fair Issac & Co.........................................             31,800
      900 (a)Figgie International, Cl. A.............................             12,206
    1,000 (a)FileNet.................................................             54,500
      700 (a)Flow International......................................              7,481
    1,000    G & K Services, Cl. A...................................             40,250
    1,000    Gallagher (Arthur J.)...................................             43,875
    1,100    Gerber Scientific.......................................             28,050
    1,700 (a)Global Industrial Technologies..........................             30,494
    1,500    Graco...................................................             51,656

Dreyfus Small Cap Stock Index Fund
-----------------------------------------------------------------------------

Statement of Investments (continued)                April 30, 1998 (Unaudited)

Shares       COMMON STOCKS (continued)                                        Value
---------                                                               ----------------
             Capital Spending (continued)
    1,600 (a)Harbinger.............................................     $         58,200
    1,000    Helix Technology......................................               20,000
    1,200    Henry (Jack) & Association............................               41,700
      600    Hilb, Rogal & Hamilton................................               10,725
    1,000 (a)Hyperion Software.....................................               43,375
    2,200 (a)Interim Services......................................               71,775
    1,800    Inter-Tel.............................................               42,525
    1,400 (a)InterVoice............................................               18,900
    3,000    JLG Industries........................................               48,938
    1,400    Kaman, Cl. A..........................................               26,775
      600 (a)Kronos................................................               21,600
    1,000    Kuhlman...............................................               49,000
    1,300 (a)Kulicke & Soffa Industries............................               27,950
      600    Lindsay Manufacturing.................................               28,125
    1,200 (a)Lydall................................................               22,275
      950    Manitowoc.............................................               44,294
      700 (a)Material Sciences.....................................                7,175
    1,200 (a)Metro Networks........................................               47,700
    1,500 (a)MicroAge..............................................               24,000
    2,200    Mutual Risk Management................................               74,525
    1,300    NFO Worldwide.........................................               27,219
       84    NSC...................................................                  194
      300 (a)Nashua................................................                4,613
    1,400    National Computer Systems.............................               35,000
    1,900    National Data.........................................               77,544
    1,000 (a)Network Equipment Technologies........................               20,562
    1,600    Norrell...............................................               33,700
    3,700 (a)PLATINUM Technology...................................               94,350
    2,500 (a)PMT Services..........................................               48,750
      600    Pharmaceutical Marketing Services ....................                8,362
    1,200    Philiadelphia Suburban................................               25,350
    1,200 (a)Photronics............................................               44,250
    1,600 (a)PictureTel............................................               14,800
    1,400 (a)Platinum Software.....................................               31,325
    1,500    Polaris Industries....................................               53,438
    1,200 (a)Primark...............................................               44,625
      800 (a)Progress Software.....................................               25,600
      900    Quanex................................................               26,381
    1,400    Regal Beloit..........................................               43,050
    1,500    Regis..................................................              42,562
      600    Robbins & Myers........................................              19,875
    3,750    Rollins Truck Leasing..................................              49,688
    2,000    Roper Industries.......................................              62,000
    1,100    SEI Investments........................................              81,262
      800 (a)SPS Technologies.......................................              49,450
      700    SPX....................................................              50,663
    1,100    Smith (A.O.)...........................................              49,637
      400    Southern Cal Water.....................................               9,300
      900 (a)Speedfam International.................................              26,100
    1,600    Sturm Ruger............................................              31,500
      800 (a)Symmetricom............................................               5,900

Shares      COMMON STOCKS (continued)                                         Value
---------                                                               ----------------
             Capital Spending (continued)
    2,000 (a)System Software.......................................     $         17,375
    1,000 (a)TCSI..................................................                6,813
    2,600 (a)Tech Data.............................................              129,675
    1,500 (a)Technology Solutions..................................               48,188
    1,100    Telxon................................................               35,544
    1,050    Thomas Industries.....................................               27,234
    2,500    True North Communications.............................               76,250
    1,700    United Water Resources................................               29,431
    1,000 (a)Valence Technology....................................                4,875
    2,500 (a)Vanstar...............................................               33,281
    1,600 (a)Vantive...............................................               51,200
      900 (a)Volt Information Sciences.............................               29,925
      800 (a)Wall Data.............................................               12,300
      500 (a)Whittaker.............................................                7,125
    1,600 (a)Xircom................................................               27,300
    2,700 (a)Xylan.................................................               76,866
    1,500 (a)Zebra Technologies, Cl. A.............................               58,125
      600    Zero..................................................               18,488
                                                                              ----------
                                                                               4,818,407
                                                                              ----------
             Consumer Cyclical--20.4%
    1,700    Allen Telecom.........................................               27,306
    1,300 (a)AnnTaylor Stores......................................               20,719
    1,600    Apogee Enterprises....................................               23,200
    2,000    Applebee's International..............................               49,750
    1,100    Ashworth..............................................               18,425
    1,100    Authentic Fitness.....................................               19,937
    1,500 (a)Aztar.................................................               11,719
    1,400 (a)BE Aerospace..........................................               43,662
      700    Baker (J.)............................................                8,225
      600    Bassett Furniture.....................................               18,750
      700 (a)Bell Sports...........................................                6,825
    2,300    Blount International, Cl. A...........................               71,444
    1,100    Bowne & Co............................................               45,446
    1,700    Breed Technologies....................................               34,319
    3,200 (a)Brightpoint...........................................               62,400
    1,400    Brown Group...........................................               22,312
      600 (a)Building Materials....................................                8,700
      400 (a)C-COR Electronics.....................................                5,900
    2,600    CKE Restaurants.......................................               90,025
        1    CVS...................................................                   71
    1,000 (a)California Microwave..................................               22,687
    1,500 (a)CapStar Hotel.........................................               48,188
      700 (a)Carmike Cinemas, Cl. A................................               21,219
    3,000    Casey's General Stores................................               49,125
    1,400    Cato, Cl. A...........................................               19,950
      750 (a)Cheesecake Factory....................................               18,937
    4,700 (a)Cineplex Odeon........................................                8,519
    1,200 (a)Cone Mills............................................               10,875
      800 (a)Consolidated Graphics.................................               46,150
      750 (a)Consolidated Products.................................               15,281
    2,000 (a)Corn Products International...........................               71,250

Dreyfus Small Cap Stock Index Fund
-----------------------------------------------------------------------------

Statement of Investments (continued)                         April 30, 1998 (Unaudited)

Shares       COMMON STOCKS (continued)                                        Value
---------                                                               ----------------
             Consumer Cyclical (continued)
      800    Cross (A.T.), Cl. A..................................      $         10,600
      400 (a)Damark International, Cl. A..........................                 4,250
    2,600 (a)Digital Microwave....................................                29,575
    2,400    DiMon................................................                35,100
    1,100 (a)Discount Auto Parts..................................                26,469
    1,000    Dixie Group..........................................                12,562
    1,400 (a)Dress Barn...........................................                40,775
    1,800 (a)Eagle Hardware & Garden..............................                32,850
    1,700    Ethan Allen Interiors................................                86,594
    1,300 (a)Fabri-Centers of America, Cl. A......................                38,269
    2,800    Fedders..............................................                15,050
    1,000 (a)Filene's Basement....................................                 5,563
    2,100    Fleming Cos..........................................                39,375
    2,400 (a)Foodmaker............................................                45,600
    1,800 (a)Footstar.............................................                71,663
    1,400 (a)Franklin Covey.......................................                35,000
      400 (a)GC Cos...............................................                21,050
    1,100 (a)Galey & Lord.........................................                28,738
    1,100 (a)Galoob Toys..........................................                11,894
    2,300 (a)Gentex...............................................                77,625
    1,000 (a)Gibson Greetings.....................................                26,156
      500 (a)Gottschalks..........................................                 4,531
    2,600 (a)Grand Casinos........................................                45,662
    1,400    Guilford Mills.......................................                39,550
    1,200 (a)Gymboree.............................................                22,050
    1,200    HA-LO Industries.....................................                40,275
      400    Haggar...............................................                 5,850
    1,300    Hancock Fabrics......................................                19,338
    1,600 (a)Hartmarx.............................................                12,600
      900 (a)Hollywood Park......................................                 10,519
      900    Huffy................................................                14,738
      700 (a)IHOP.................................................                30,800
    1,500    Interface, Cl. A.....................................                63,656
    1,000 (a)Itron................................................                15,312
      500 (a)Johnston Industries..................................                 2,844
    1,400 (a)Just For Feet........................................                30,800
    1,200    Justin Industries....................................                18,750
    1,000    K2...................................................                22,688
      300    K-Swiss..............................................                 6,225
    1,400    Kellwood.............................................                44,712
      900    La-Z Boy.............................................                47,081
    1,400    Landry's Seafood Restaurants.........................                39,900
      500    Lillian Vernon.......................................                 8,625
    1,200 (a)Linens 'n Things.....................................                72,300
    1,600    Luby's Cafeterias....................................                30,700
    1,800    Marcus...............................................                31,838
    1,400 (a)Men's Wearhouse......................................                58,975
    1,200    Merrill..............................................                24,900
    1,800 (a)Michaels Stores......................................                54,450
    2,417 (a)Midway Games.........................................                44,724
    2,850 (a)Mohawk Industries....................................                87,994

Shares      COMMON STOCKS (continued)                                         Value
---------                                                               ----------------
             Consumer Cyclical (continued)
      700    Nash Finch............................................     $         13,738
      400    National Presto Industries............................               15,900
    2,200 (a)Nautica Enterprises...................................               54,725
      900    New England Business Service..........................               29,869
    1,000 (a)O'Reilly Automotive...................................               27,500
      600    Oshkosh B'Gosh, Cl. A.................................               23,100
      600    Oxford Industries.....................................               21,375
    2,400 (a)P-COM.................................................               47,250
    2,625 (a)Paxar.................................................               38,883
    1,300    Phillips-Van Heusen...................................               15,356
    3,650    Pier 1 Imports........................................               96,269
      715    Pillowtex.............................................               35,884
      200    Plenum Publishing.....................................               13,200
    1,500 (a)Primadonna Resorts....................................               26,813
    2,700 (a)Prime Hospitality.....................................               55,856
    2,100 (a)Regal Cinemas.........................................               64,181
    2,600    Richfood Holdings.....................................               71,338
      600    Rival.................................................                9,637
    2,900    Ross Stores...........................................              134,306
    1,100 (a)Royal Appliance Manufacturing.........................                6,050
    1,000    Ruby Tuesday..........................................               33,500
    1,500    Russ Berrie & Co.....................................                42,937
    2,300 (a)Ryan's Family Steak House.............................               23,000
    2,800 (a)Safeskin.............................................                99,750
    1,000    St. John Knits........................................               44,625
    2,300 (a)Shoney's..............................................               12,362
    1,900 (a)Shopko Stores.........................................               65,787
    1,200 (a)ShowBiz Pizza Time....................................               46,350
    1,000    Showboat..............................................               30,312
    1,400    Simpson Industries....................................               19,425
      900 (a)Sonic.................................................               28,800
      600    Spartan Motors........................................                4,537
    1,500 (a)Sports Authority......................................               26,344
      600    Standard Motor Product................................               14,212
    1,000    Standard Products.....................................               32,000
      900    Standex International.................................               27,394
    1,400 (a)Stein Mart............................................               49,350
    2,700    Stride Rite...........................................               33,919
      400 (a)Swiss Army Brands.....................................                4,800
    1,600 (a)TBC...................................................               14,200
    1,200    TCBY Enterprises......................................               10,575
    1,100    Thomas Nelson.........................................               14,644
      900    Thor Industries............ ..........................               23,512
      700 (a)Timberland, Cl. A.....................................               59,937
      800    Toro..................................................               30,300
    1,400 (a)Tultex................................................                4,725
    2,300 (a)Valassis Communications...............................               90,275
    1,200    Wabash National.......................................               37,050
    1,700 (a)Westwood One..........................................               51,000
    1,500 (a)Whole Foods Market....................................               92,812
    1,400 (a)Williams-Sonoma.......................................               76,912

Dreyfus Small Cap Stock Index Fund
-----------------------------------------------------------------------------

Statement of Investments (continued)                         April 30, 1998 (Unaudited)

Shares       COMMON STOCKS (continued)                                        Value
---------                                                               ----------------
             Consumer Cyclical (continued)
    1,500    Winnebago Industries.................................      $         17,437
    2,400    Wolverine World Wide.................................                69,300
    2,100 (a)World Color Press....................................                67,200
                                                                        ----------------
                                                                               4,668,974
                                                                        ----------------
             Consumer Staples--3.4%
      700 (a)CPI..................................................                18,156
    1,100    Canandaigua Brands, Cl. A............................                57,613
      500    Chemed...............................................                20,031
    3,400    Chiquita Brands International........................                46,112
      600    Coca-Cola Bottling...................................                36,675
    2,100    DEKALB Genetics, Cl. B...............................               143,194
    2,133    Delta & Pine Land....................................                98,251
    1,200    Earthgrains..........................................                56,100
      400    GoodMark Foods.......................................                 9,150
      800 (a)Ionics...............................................                35,650
      800 (a)J & J Snack Foods....................................                15,600
    1,700 (a)Mycogen..............................................                34,850
      400    Penford..............................................                14,000
    2,300 (a)Smithfield Foods.....................................                69,863
    1,900 (a)Triarc Cos., Cl. A...................................                49,044
    1,000 (a)USA Detergents.......................................                13,813
    1,300 (a)Ultratech Stepper....................................                31,931
    1,500    X-Rite...............................................                19,406
                                                                        ----------------
                                                                                 769,439
                                                                        ----------------
             Electronics--8.0%
    2,500 (a)Anixter International...............................                 49,844
    1,000 (a)Applied Magnetics...................................                 10,312
      700 (a)Bell Industries.....................................                  9,581
      600 (a)Benchmark Electronics...............................                 13,462
    2,000 (a)Burr-Brown..........................................                 60,875
    1,000 (a)CTS.................................................                 36,938
    2,600 (a)C-Cube Microsystems.................................                 62,887
    2,000 (a)Checkpoint Systems..................................                 37,375
    1,400 (a)Coherent...........................................                  33,250
    1,600    Dallas Semiconductor................................                 61,700
    1,100 (a)Dynatech............................................                 53,625
    1,100    Fluke...............................................                 34,925
    2,100 (a)General Semiconductor...............................                 28,744
      700 (a)Hadco...............................................                 26,775
    1,000    Harman International................................                 43,000
      450    Harmon Industries...................................                 11,025
      800    Innovex.............................................                 20,450
    2,700    Input/Output........................................                 67,163
      900 (a)Integrated Circuit Systems..........................                 13,612
    2,200 (a)International Rectifier.............................                 25,850
    2,000 (a)KEMET...............................................                 36,000
    1,600 (a)Kent Electronics....................................                 35,200
    3,000 (a)Komag...............................................                 46,500
    1,300    Lattice Semiconductor...............................                 59,312
      800 (a)Marshall Industries.................................                 25,950

Shares       COMMON STOCKS (continued)                                        Value
---------                                                               ----------------
             Electronics (continued)
    1,700    Methode Electronics, Cl. A..........................       $         27,200
    3,100 (a)Microchip Technology................................                 87,963
    1,800 (a)Novellus Systems....................................                 86,175
    1,100 (a)Oak Industries......................................                 39,944
    1,900 (a)Orbital Sciences....................................                 84,550
      700    Park Electrochemical................................                 18,025
    1,600    Pioneer Standard Electronics........................                 20,100
      800 (a)Plexus..............................................                 17,600
    2,800 (a)Read-Rite...........................................                 38,675
    1,300 (a)Sanmina.............................................                117,000
      700 (a)Standard Microsystems...............................                  7,700
    1,000    Technitrol..........................................                 40,875
      700 (a)Three-Five Systems..................................                 13,738
    1,500 (a)Tracor..............................................                 58,969
    1,200 (a)Trimble Navigation..................................                 22,200
    1,200 (a)Unitrode............................................                 19,200
    2,500 (a)VLSI Technology.....................................                 51,562
    2,100 (a)Vicor...............................................                 42,131
    2,000 (a)Vitesse Semiconductor...............................                115,375
      600 (a)Watkins-Johnson.....................................                 16,688
                                                                        ----------------
                                                                               1,830,025
                                                                        ----------------
             Energy--6.1%
    2,000    Atmos Energy........................................                 58,875
    1,700 (a)Barrett Resources...................................                 63,113
    1,400 (a)Benton Oil & Gas....................................                 17,062
    1,500    Cabot Oil & Gas, Cl. A..............................                 35,156
      500    Cascade Natural Gas.................................                  8,031
      600    Connecticut Energy..................................                 17,400
    2,300    Cross Timbers Oil...................................                 43,988
    2,000    Devon Energy........................................                 79,750
    1,600    Energen.............................................                 35,700
    1,000 (a)HS Resources........................................                 16,187
    1,700    KCS Energy..........................................                 26,350
    2,700    KN Energy...........................................                158,456
      900    New Jersey Resources................................                 33,975
    2,000 (a)Newfield Exploration................................                 48,500
    1,500    Northwest Natural Gas...............................                 40,500
    1,300 (a)Oceaneering International...........................                 29,819
    1,200 (a)Offshore Logistics..................................                 28,350
      500    Pennsylvania Enterprises............................                 11,719
    1,800    Piedmont Natural Gas................................                 61,313
    1,100 (a)Plains Resources....................................                 23,100
    1,900    Pogo Producing......................................                 60,919
    1,400 (a)Pool Energy Services................................                 36,925
    2,700 (a)Pride International.................................                 65,644
    1,100    Public Service North Carolina.......................                 22,550
    1,000 (a)Remington Oil & Gas, Cl. B.........................                   6,000
      800    St. Mary Land Exploration...........................                 25,600
    5,000    Santa Fe Energy Resources...........................                 51,562
    1,400 (a)Seitel..............................................                 23,625
    1,800    Snyder Oil..........................................                 38,363

Dreyfus Small Cap Stock Index Fund
-----------------------------------------------------------------------------

Statement of Investments (continued)                           April 30, 1998 (Unaudited)

Shares       COMMON STOCKS (continued)                                       Value
---------                                                               ----------------
             Energy (continued)
    1,700    Southwest Gas........................................      $         39,206
    1,700    Southwestern Energy..................................                19,656
    2,600 (a)Tuboscope............................................                61,588
    3,000    Vintage Petroleum....................................                58,500
    1,100    WICOR................................................                52,731
                                                                        ----------------
                                                                               1,400,213
                                                                        ----------------
             Health Care--10.1%
    1,300    ADAC Laboratories....................................                28,275
    1,700    ALPHARMA, Cl. A......................................                38,675
    1,000 (a)Access Health........................................                33,750
    1,600    Advanced Tissue Sciences.............................                13,550
    1,400    Alliance Pharmaceutical..............................                11,200
    1,700    American Oncology Resources..........................                25,500
    1,800    Ballard Medical Products.............................                45,225
    2,700 (a)Bio-Technology General...............................                24,047
    1,700 (a)Cephalon.............................................                20,294
      600    Circon...............................................                10,875
      400    Collagen.............................................                 7,550
      800 (a)Cooper Cos...........................................                30,750
    1,000 (a)Cor Therapeutics.....................................                18,875
    1,900 (a)Coventry Health Care.................................                32,181
      800 (a)Curative Health Services.............................                24,800
    1,200 (a)Cygnus...............................................                13,200
      900 (a)Datascope............................................                25,313
      800    Diagnostic Products..................................                22,650
    1,655 (a)Enzo Biochem.........................................                24,204
    2,000 (a)Genesis Health Ventures..............................                52,875
      900 (a)Hologic..............................................                21,150
    2,000 (a)IDEXX Laboratories...................................                44,250
    1,500 (a)Immune Response......................................                18,281
    2,512    Integrated Health Services...........................                96,869
    1,400    Invacare.............................................                39,025
    1,800    Jones Medical Industries.............................                51,919
    1,700 (a)Lincare Holdings.....................................               137,913
    1,800 (a)Liposome.............................................                10,688
    1,400 (a)Magellan Health Services.............................                38,850
    1,700 (a)Mariner Health Group.................................                30,812
    1,000 (a)Marquette Medical Systems............................                27,000
    1,500 (a)MedImmune............................................                79,125
    1,600    Mentor...............................................                43,500
    3,600 (a)NBTY.................................................                72,000
    1,100    NCS Healthcare, Cl. A................................                32,313
    1,200    Nature's Sunshine Products...........................                29,400
    2,000 (a)North American Vaccine...............................                32,500
      900 (a)Noven Pharmaceuticals...... .........................                 5,850
    2,600 (a)Orthodontic Centers of America.......................                55,575
    1,800    Owens & Minor........................................                32,062
    1,300 (a)PAREXEL International................................                43,550
    2,174 (a)Paragon Health Network...............................                40,627
    1,950 (a)Patterson Dental.....................................                57,403
      700 (a)Pediatrix Medical Group..............................                29,531

Shares       COMMON STOCKS (continued)                                        Value
---------                                                               ----------------
             Health Care (continued)
    3,700 (a)PhyCor........................................             $         84,175
    1,200 (a)Protein Design Labs...........................                       38,400
    2,800 (a)Regeneron Pharmaceuticals.....................                       27,475
    1,200 (a)Renal Care Group..............................                       45,900
      900 (a)ReSound.......................................                        5,681
    1,600 (a)Respironics...................................                       26,700
    1,800 (a)Roberts Pharmaceutical........................                       30,600
    1,700 (a)SEQUUS Pharmaceuticals........................                       20,188
    2,100 (a)STERIS........................................                      123,506
    1,500 (a)Sola International............................                       63,750
      500 (a)Spacelabs Medical.............................                        8,937
    1,500    Summit Technology.............................                        8,531
    1,200 (a)Sunrise Medical...............................                       17,775
    1,500 (a)TheraTech.....................................                       12,188
    1,100 (a)U.S. Bioscience...............................                       10,175
    1,800 (a)Universal Health Services, Cl. B..............                      103,612
    1,200 (a)VISX..........................................                       52,950
    1,500 (a)Vertex Pharmaceuticals........................                       46,688
      700    Vital Signs...................................                       13,037
                                                                        ----------------
                                                                               2,314,250
                                                                        ----------------
             Interest Sensitive--16.9%
    1,800    ALLIED Group..................................                       53,775
    2,200    AMRESCO.......................................                       79,750
    2,300    American Bankers Insurance Group..............                      141,306
    1,600    Astoria Financial.............................                       93,800
    1,200    CCB Financial.................................                      130,500
    1,400    CMAC Investment...............................                       90,388
      800    Capital Re....................................                       59,050
    1,200    Cash American International..................                        20,400
    1,400    Centura Banks.................................                      100,800
    1,000    Commerce Bancorp..............................                       57,375
    2,300    Commercial Federal............................                       83,375
      500 (a)CompDent......................................                        6,563
    1,300    Cullen/Frost Bankers..........................                       76,050
    2,575    D.R. Horton...................................                       47,798
      800    Dain Rauscher.................................                       48,150
    1,224 (a)Delphi Financial Group, Cl. A.................                       69,768
    2,400    Deposit Guaranty........... ..................                      136,650
    1,600    Downey Financial........... ..................                       55,500
    1,100    Eaton Vance................ ..................                       53,900
    1,200 (a)Enhance Financial Services Group..............                       82,350
      700    Executive Risk................................                       46,681
    1,490    Fidelity National Financial...................                       54,944
      900    First American Financial......................                       63,956
    2,090    First Commercial..............................                      153,876
    1,100    First Midwest Bancorp.........................                       52,844
      700    FirstBank Puerto Rico.........................                       39,725
    3,300    FirstMerit....................................                       93,638
    1,700    Fremont General...............................                       94,775
    1,900    Frontier Insurance Group......................                       50,350
    1,200    HUBCO.........................................                       44,100

Dreyfus Small Cap Stock Index Fund
-----------------------------------------------------------------------------

Statement of Investments (continued)                          April 30, 1998 (Unaudited)

Shares       COMMON STOCKS (continued)                                       Value
---------                                                               ----------------
             Interest Sensitive (continued)
      500    JSB Financial.................................             $         27,656
    3,100    Keystone Financial............................                      120,900
    1,600    Legg Mason....................................                       94,400
    1,000    Life Re.......................................                       72,000
      800    M.D.C. Holdings...............................                       13,750
    2,000    Magna Group...................................                      118,250
    1,200    NAC Re........................................                       60,000
    1,600    Orion Capital.................................                       89,200
    1,100    Piper Jaffray Cos.............................                       40,838
    3,600    Protective Life...............................                      133,650
    2,500    Provident Financial Group.....................                      132,344
    2,700    Raymond James Financial.......................                       87,919
    1,600    Riggs National................................                       46,100
    2,150    St. Paul Bancorp..............................                       53,750
    2,000    Selective Insurance Group.....................                       55,000
    1,000 (a)Sierra Health Services........................                       38,438
    7,920    Sovereign Bancorp.............................                      149,490
    1,700    Standard Pacific..............................                       29,325
    2,100 (a)Toll Brothers.................................                       58,537
      600    Trenwick Group................................                       23,100
      800 (a)U.S. Home.....................................                       33,200
    1,800    UST...........................................                       50,737
    1,000    U.S. Trust....................................                       71,000
    1,100    Whitney Holding...............................                       66,962
      800    Zenith National Insurance......................                      22,500
                                                                        ----------------
                                                                               3,871,183
                                                                        ----------------
             Mining & Metals--3.0%
    1,600    Belden........................................                       66,300
    1,900    Birmingham Steel..............................                       30,400
    1,850 (a)Cable Design Technologies.....................                       49,256
    1,100    Castle (A.M.).................................                       26,125
    1,300 (a)Coeur d'Alene Mines...........................                       15,194
      900    Commercial Metals.............................                       30,038
      900    Commonweath Industries........................                       15,300
    1,500 (a)Getchell Gold.................................                       36,938
    1,500    Glamis Gold...................................                        6,656
    3,600 (a)Hecla Mining..................................                       22,950
      600    IMCO Recycling................................                       11,100
      400    Insteel Industries............................                        2,925
    1,600    Intermet......................................                       33,600
      700    Lukens........................................                       24,281
    1,000 (a)Mueller Industries............................                       67,687
    1,600    Pioneer Group.................................                       50,400
      600    Steel Technologies............................                        7,650
      800 (a)Stillwater Mining.............................                       21,150
    1,300    Texas Industries..............................                       83,769
    1,000    Titan International...........................                       19,500

Shares       COMMON STOCKS (continued)                                       Value
---------                                                               ----------------
             Mining & Metals (continued)
    1,500    WHX...........................................            $          23,531
    1,000 (a)Wolverine Tube................................                       39,375
                                                                        ----------------
                                                                                 684,125
                                                                        ----------------
             Transportation--2.9%
    2,050    Air Express International.....................                       53,813
    2,200    American Freightways..........................                       26,400
    1,400    Arkansas Best.................................                       14,700
    3,750    Comair Holdings...............................                      102,422
    1,500    Expeditors International,  Washington.........                       63,750
    1,700 (a)Fritz Cos.....................................                       24,862
      800    Frozen Food Express Industries................                        8,150
    1,850 (a)Halter Marine Group...........................                       33,531
    1,900 (a)Heartland Express.............................                       47,262
    1,200 (a)Kirby.........................................                       29,400
      600 (a)Landstar System...............................                       19,650
      600 (a)M.S. Carriers.................................                       20,400
    1,300    Pittston Burlington Group.....................                       24,375
      700 (a)RailTex.......................................                       10,369
      700    Rural/Metro...................................                       22,750
      800    SkyWest.......................................                       32,400
    1,500    USFreightways.................................                       53,625
    2,200    Werner Enterprises............................                       53,075
    1,700 (a)Yellow........................................                       30,494
                                                                        ----------------
                                                                                 671,428
                                                                        ----------------
             Utilities--1.9%
      900    CILCORP.......................................                       43,032
    1,100    Central Hudson Gas & Electric.................                       44,345
      800    Central Vermont Public Service................                       11,900
    1,200    Commonwealth Energy Systems...................                       45,900
    1,000    Eastern Utility Association...................                       26,250
    2,000 (a)General Communication, Cl. A..................                       14,125
      200    Green Mountain Power..........................                        3,676
      800    Orange/Rockland Utility.......................                       33,050
    1,800    Sierra Pacific Resources......................                       63,000
      800    TNP Enterprises...............................                       25,800
    3,800 (a)Tel-Save Holdings.............................                       86,688
      700    United Illuminating...........................                       34,389
                                                                        ----------------
                                                                                 432,155
                                                                        ----------------
             TOTAL COMMON STOCKS
               (cost $19,554,749)..........................             $     22,845,780
                                                                        ================
             TOTAL INVESTMENTS
               (cost $19,554,749).............  99.9%                   $     22,845,780
                                               ======                   ================
             CASH AND RECEIVABLES (NET).......    .1%                   $         32,210
                                               ======                   ================
             NET ASSETS....................... 100.0%                       $ 22,877,990
                                               ======                   ================

Notes to Statement of Investments:
------------------------------------------------------------------------------
 (a) Non-income producing.

                       See notes to financial statements.

Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------

Statement of Assets and Liabilities                           April 30, 1998 (Unaudited)

                                                                                               Cost               Value
                                                                                            -----------        ------------

ASSETS:                       Investments in securities--See Statement of Investments       $19,554,749        $22,845,780
                              Cash........................................                                          59,021
                              Receivable for investment securities sold....                                         66,846
                              Receivable for shares of Common Stock subscribed                                      13,000
                              Dividends receivable.........................                                          7,376
                                                                                                               -----------
                                                                                                                22,992,023
                                                                                                               -----------


LIABILITIES:                  Due to The Dreyfus Corporation...................                                      4,635
                              Due to Distributor...............................                                      4,635
                              Payable for investment securities purchased......                                    104,763
                                                                                                               -----------114,033
                                                                                                               -----------


NET ASSETS.....................................................................                                $22,877,990
                                                                                                               -----------
                                                                                                               -----------


REPRESENTED BY:               Paid-in capital..................................                                $19,018,868
                              Accumulated undistributed investment income--net..                                    25,929
                              Accumulated net realized gain (loss) on investments                                  542,162
                              Accumulated net unrealized appreciation (depreciation)
                                on investments--Note 4(b).......................                                 3,291,031
                                                                                                               -----------

NET ASSETS.....................................................................                                $22,877,990
                                                                                                               -----------
                                                                                                               -----------SHARES
OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized)................                                  1,477,707

NET ASSET VALUE, offering and redemption price per share--Note 3(c).............                                    $15.48 ------
                                                                                                                    ------

                        See notes to financial statements.

Dreyfus Small Cap Stock Index Fund
------------------------------------------------------------------------------

Statement of Operations             Six Months Ended April 30, 1998 (Unaudited)

INVESTMENT INCOME

INCOME:                       Cash dividends (net of $19 foreign taxes
                                withheld at source)                                        $    74,060
                              Interest...................................                        1,754
                                                                                           -----------
                                Total Income.............................                                    $    75,814



EXPENSES:                     Management fee--Note 3(a)...................                      24,275
                              Shareholder servicing costs--Note 3(b)......                      24,275
                              Loan commitment fees--Note 2................                          39
                                                                                           -----------
                                Total Expenses...........................                                         48,589
                                                                                                             -----------




INVESTMENT INCOME--NET....................................................                                        27,225
                                                                                                             -----------



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                              Net realized gain (loss) on investments....                  $   541,333
                              Net realized gain (loss) on financial futures                     (9,720)
                                                                                           -----------
                                Net Realized Gain (Loss).................                                        531,613 Net
                              unrealized appreciation (depreciation) of
                                investments (including $11,625 net unrealized
                                appreciation on financial futures)........                                     1,875,224
                                                                                                             -----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...................                                      2,406,837
                                                                                                             -----------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                                    $ 2,434,062
                                                                                                             -----------
                                                                                                             -----------


                       See notes to financial statements.

Dreyfus Small Cap Stock Index Fund
------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                        Six Months Ended
                                                                                         April 30, 1998       Year Ended
                                                                                          (Unaudited)     October 31, 1997*
                                                                                        ----------------  ----------------
OPERATIONS:
   Investment income--net..................................................              $       27,225     $       22,097
   Net realized gain (loss) on investments.................................                     531,613            213,285
   Net unrealized appreciation (depreciation) on investments...............                   1,875,224          1,415,807
                                                                                         --------------     --------------
      Net Increase (Decrease) in Net Assets Resulting from Operations......                   2,434,062          1,651,189
                                                                                         --------------     --------------


DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income--net..................................................                     (23,393)                --
   Net realized gain on investments........................................                    (202,736)                --
                                                                                         --------------     --------------
      Total Dividends......................................................                    (226,129)                --
                                                                                         --------------     --------------


CAPITAL STOCK TRANSACTIONS:
   Net proceeds from shares sold...........................................                   2,861,461         16,685,148
   Dividends reinvested....................................................                     225,582                 --
   Cost of shares redeemed.................................................                    (497,595)          (255,728)
                                                                                         --------------     --------------

      Increase (Decrease) in Net Assets from Capital Stock Transactions....                   2,589,448         16,429,420
                                                                                         --------------     --------------

         Total Increase (Decrease) in Net Assets...........................                   4,797,381         18,080,609

NET ASSETS:
   Beginning of Period.....................................................                  18,080,609                 --
                                                                                         --------------     --------------

   End of Period...........................................................              $   22,877,990     $   18,080,609
                                                                                         --------------     --------------
                                                                                         --------------     --------------

Undistributed investment income--net.......................................              $       25,929     $       22,097
                                                                                         --------------     --------------

[CAPTION]


                                                                                             Shares             Shares
                                                                                         --------------     --------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold.............................................................                     195,485          1,319,474
   Shares issued for dividends reinvested..................................                      16,897                --
   Shares redeemed.........................................................                     (35,676)           (18,473)
                                                                                         --------------     --------------

      Net Increase (Decrease) in Shares Outstanding........................                     176,706          1,301,001
                                                                                         --------------     --------------
                                                                                         --------------     --------------

* From June 30, 1997 (commencement of operations) to October 31, 1997.


                       See notes to financial statements.

Dreyfus Small Cap Stock Index Fund
------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                       Six Months Ended      Year Ended
                                                                                         April 30, 1998      October 31,
                                                                                          (Unaudited)          1997(1)
                                                                                       ----------------      -----------
PER SHARE DATA:
   Net asset value, beginning of period....................................                 $13.90             $12.50
                                                                                            ------             ------

   Investment Operations:
   Investment income--net..................................................                    .02                .02
   Net realized and unrealized gain (loss) on investments..................                   1.74               1.38
                                                                                            ------             ------

   Total from Investment Operations........................................                   1.76               1.40
                                                                                            ------             ------


   Distributions:
   Dividends from investment income--net...................................                   (.02)               --
   Dividends from net realized gain on investments.........................                   (.16)               --
                                                                                            ------             ------

   Total Distributions.....................................................                   (.18)               --
                                                                                            ------             ------

   Net asset value, end of period..........................................                 $15.48             $13.90
                                                                                            ------             ------
                                                                                            ------             ------


TOTAL INVESTMENT RETURN(2).................................................                  12.82%(3)          11.20%(3)
RATIOS/SUPPLEMENATAL DATA:
   Ratio of expenses to average net assets.................................                    .25%(3)            .17%(3)
   Ratio of net investment income to average net assets....................                    .14%(3)            .13%(3)
   Portfolio Turnover Rate.................................................                  12.19%(3)          10.59%(3)
   Average commission rate paid (4)........................................                    $.0385             $.0325
   Net Assets, end of period (000's Omitted)...............................                   $22,878            $18,081
-----------------
(1) From June 30, 1997 (commencement of operations) to October 31, 1997.
(2) Exclusive of redemption fee.
(3) Not annualized.
(4) The Fund is required to disclose its average  commission rate paid per share for purchases and sales of investment securities.



                       See notes to financial statements.

Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:
   Dreyfus Small Cap Stock Index Fund (the "Fund") is a non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to provide investment results that correspond to the total return performance of predominantly small capitalization common stocks in the aggregate, as represented by the Standard & Poor's Small Cap 600 Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   As of April 30, 1998, MBIC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 1,215,640 shares of the Fund.

   The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

   (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

   (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

   The Fund participates with other Dreyfus-managed Funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at

Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rates based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 1998, the Fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

   (a) Pursuant to a management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each Director receives from the Company an annual fee of $2,500 and an attendance fee $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

   (b) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include
personal   services  relating  to  shareholder   accounts,   such  as  answering
shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 1998, the Fund was charged an aggregate of $24,275 pursuant to the Shareholder Services Plan.

   (c) A 1%  redemption  fee is  charged  and  retained  by the Fund on  certain redemptions of Fund shares where the redemption occurs within the initial six-month period following the opening of the account. During the period ended
April  30,  1998,   redemption  fees  amounted  to  $4,480.


NOTE  4--Securities Transactions:

   (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 1998 amounted to $4,883,972 and $2,396,178, respectively.

   The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At April 30, 1998, there were no financial futures contracts outstanding.

   (b) At April 30, 1998, accumulated net unrealized appreciation on investments was $3,291,031, consisting of $4,166,928 gross unrealized appreciation and $875,897 gross unrealized depreciation.

   At April 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Small Cap Stock Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02904




Printed in U.S.A.                      077SA984